STOCKHOLDERS EQUITY (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
STOCKHOLDERS EQUITY
Schedule of stockholders equity

As of September 30, 2022, the number of shares issued and outstanding for each respective class of stock are as follows:

Shares of Common Stock	13,848,630		par value $0.001
Shares Series A preferred stock	1,000(voting	)	par value $0.001
Shares Series B preferred stock	2,133,334		par value $0.001/ stated value $0.075
Shares Series C preferred stock	866,668		par value $0.001/stated value $0.075
Shares Series D preferred stock	1,200,000		par value $0.001/stated value $0.25
Shares Series E preferred stock	1,440,000		par value $0.001/stated value $0.667

Shares of Common Stock	13,848,630	par value $0.001
Shares Series A preferred stock	1,000 (voting)	par value $0.001
Shares Series B preferred stock	2,133,334	par value $0.001/ stated value $0.075
Shares Series C preferred stock	866,668	par value $0.001/ stated value $0.075
Shares Series D preferred stock	1,200,000	par value $0.001/ stated value $0.25
Shares Series E preferred stock	1,440,000	par value $0.001/ stated value $0.667

Schedule of warrant grants

A summary of the status of the Company’s warrant grants as of September 30, 2022 and 2021 and the changes during the periods then ended is presented below:

		Weighted-Average
	Warrants	Exercise Price
Outstanding, January 1, 2021	1,800,000	$0.10
Granted	-	-
Exercised	-	-
Expired	-	-
Outstanding, September 30, 2021	1,800,000	$0.10

Outstanding, January 1, 2022	1,800,000	$0.10
Granted	-	-
Exercised	-	-
Expired / cancelled	(1,800,000)	(0.10)
Outstanding, September 30, 2022	-	$-

Warrants exercisable as of September 30, 2022	-	-

		Weighted-Average
	Warrants	Exercise Price
Outstanding, January 1, 2020	1,200,000	$0.10
Granted	600,000	0.10
Exercised	-	-
Expired	-	-
Outstanding, December 31, 2020	1,800,000	$0.10

Outstanding, January 1, 2021	1,800,000	$0.10
Granted	-	-
Exercised	-	-
Expired	-	-
Outstanding, December 31, 2021	1,800,000	$0.10

Warrants exercisable at December 31, 2021	1,800,000	$0.10